Goodwill and intangible assets (Detail 1)	Dec. 31, 2023	Dec. 31, 2022
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.50%
Discount rates previous year		10.50%
Growth rates	3.80%	3.80%
Global Wealth Management - Switzerland and International
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.50%
Discount rates previous year		9.40%
Growth rates	3.40%	3.60%
Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Discount rates current year	9.00%
Discount rates previous year		9.50%
Growth rates	3.30%	3.40%